Trade receivables and other current assets - Disclosure of Break Down of Trade Receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Trade receivables	€ 62	€ 11
Due in 3 months or less
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Trade receivables	62	11
Due between 3 and 6 months
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Trade receivables	0	0
Due between 6 and 12 months
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Trade receivables	0	0
Due after more than 12 months
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Trade receivables	€ 0	€ 0